                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8920

                            Clarion Value Fund, Inc.
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               (Exact name of registrant as specified in charter)

                       230 Park Avenue, New York, NY 10169
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        (Address of principal executive offices)              (Zip code)

                                  Daniel Heflin

                            Clarion Value Fund, Inc.

                                 230 Park Avenue

                               New York, NY 10169
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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Item 1. Schedule of Investments.
        Attached hereto.

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CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2005 (unaudited)

                                                                                                      Principal
                                                                                                       Amount              Value
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COMMERCIAL MORTGAGE-BACKED SECURITIES (84.82%)
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
CS First Boston Mortgage Securities Corp.                             6.000% due 07/15/12 (a)       $ 19,196,000       $ 17,700,910
J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.056% due 01/12/13 (a)         16,726,000         14,388,938
Wachovia Bank Commercial Mortgage Trust                               4.932% due 04/15/13 (a)         16,983,000         14,357,012
LB UBS Commercial Mortgage Trust                                      5.072% due 08/15/13 (a)         14,287,000         12,218,087
Mortgage Capital Funding, Inc.                                        7.214% due 11/20/07 (a)         12,000,000         12,010,308
Bank of America First Union National Bank Commercial Mortgage, Inc.   6.250% due 10/11/11 (a)         12,300,000         11,605,727
Commercial Mortgage Acceptance Corp.                                  5.440% due 05/15/13 (a)         12,050,000         10,751,805
Commercial Mortgage Pass-Through Certificates                         7.095% due 10/15/08              8,000,000          8,791,680
Wachovia Bank Commercial Mortgage Trust                               5.031% due 11/15/13 (a)          9,596,000          8,218,889
Wachovia Bank Commercial Mortgage Trust                               4.260% due 04/15/09              8,000,000          8,030,720
Mortgage Capital Funding, Inc.                                        6.000% due 02/18/08 (a)          8,488,000          7,970,719
Morgan Stanley Capital I                                              7.558% due 02/15/08              7,275,000          7,904,142
Mortgage Capital Funding, Inc.                                        5.750% due 12/21/26              8,000,000          7,850,936
GS Mortgage Securities Corp. II                                       6.624% due 05/03/11 (a)          7,000,000          7,801,920
DLJ Commercial Mortgage Corp.                                         5.750% due 02/10/09 (a)          8,200,000          7,586,919
Chase Commercial Mortgage Securities Corp.                            6.600% due 08/09/12 (a)          7,800,000          7,453,571
Chase Commercial Mortgage Securities Corp.                            6.390% due 07/18/13 (a)          7,000,000          6,661,760
CS First Boston Mortgage Securities Corp.                             5.226% due 11/15/14 (a)          7,767,000          6,545,118
LB UBS Commercial Mortgage Trust                                      7.585% due 02/15/10 (a)          6,091,000          6,223,290
CS First Boston Mortgage Securities Corp.                             6.080% due 11/15/11 (a)          6,025,000          5,613,735
J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.015% due 10/15/15 (a)          6,513,000          5,359,997
Chase Commercial Mortgage Securities Corp.                            6.390% due 11/18/08              5,022,043          5,290,521
Merrill Lynch Mortgage Investors, Inc.                                6.250% due 04/10/17 (a)          6,000,000          4,872,420
Wachovia Bank Commercial Mortgage Trust                               0.135% due 01/15/21 (a)        148,341,652 (c)      4,763,102
J.P. Morgan Chase Commercial Mortgage Securities Corp.                6.150% due 01/15/12 (a)          4,954,500          4,680,843
Wachovia Bank Commercial Mortgage Trust                               5.358% due 10/15/13 (a)          5,189,000          4,541,999
J.P. Morgan Chase Commercial Mortgage Securities Corp.                0.182% due 01/12/23 (a)        117,379,111 (c)      4,465,923
J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.626% due 12/12/11 (a)          4,469,750          3,934,779
Wachovia Bank Commercial Mortgage Trust                               0.343% due 10/15/22 (a)         89,872,669 (c)      3,830,104
Commercial Mortgage Acceptance Corp.                                  7.242% due 06/15/10              3,369,000          3,761,859
DLJ Commercial Mortgage Corp.                                         6.410% due 11/15/17 (a)         12,500,000          3,755,863
Mortgage Capital Funding, Inc.                                        7.060% due 02/18/08 (a)          3,250,000          3,273,615
Merrill Lynch Mortgage Trust                                          5.421% due 05/12/14 (a)          3,675,000          3,182,466
First Union National Bank Commercial Mortgage Corp.                   6.180% due 01/15/11              3,000,000          3,178,620
CS First Boston Mortgage Securities Corp.                             6.103% due 07/15/10              2,936,453          3,117,368
Bear Stearns Commercial Mortgage Securities, Inc.                     6.000% due 09/11/12 (a)          3,099,999          2,882,516
CS First Boston Mortgage Securities Corp.                             4.783% due 08/15/14 (a)          3,198,000          2,633,854
CS First Boston Mortgage Securities Corp.                             6.000% due 07/15/17 (a)(b)      15,675,612          2,526,470
Wachovia Bank Commercial Mortgage Trust                               5.367% due 06/15/15 (a)          2,827,000          2,388,925
DLJ Commercial Mortgage Corp.                                         7.600% due 01/15/13 (a)          2,100,000          2,091,470
Chase Commercial Mortgage Securities Corp.                            7.480% due 02/14/11 (a)          2,000,000          2,075,782
Bear Stearns Commercial Mortgage Securities, Inc.                     5.817% due 05/14/09 (a)          2,000,000          2,034,660
CS First Boston Mortgage Securities Corp.                             6.294% due 03/15/12 (a)          2,350,000          2,009,800
GMAC Commercial Mortgage Securities, Inc.                             4.576% due 05/10/13              1,932,752          1,961,589
CS First Boston Mortgage Securities Corp.                             4.231% due 05/15/13 (a)          2,000,000          1,623,828
Bear Stearns Commercial Mortgage Securities, Inc.                     4.361% due 04/11/10              1,549,742          1,565,921
J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.056% due 12/12/22 (a)(b)      16,770,351          1,548,641
GE Capital Commercial Mortgage Corp.                                  4.950% due 08/10/12              1,500,000          1,542,420
CS First Boston Mortgage Securities Corp.                             6.000% due 07/15/12 (a)(b)       4,478,000          1,493,485
First Union National Bank Commercial Mortgage Corp.                   6.155% due 08/15/11 (a)          1,480,000          1,383,279
J.P. Morgan Chase Commercial Mortgage Securities Corp.                4.275% due 07/12/12              1,368,996          1,374,034
J.P. Morgan Chase Commercial Mortgage Securities Corp.                5.056% due 01/12/13 (a)(b)       4,658,000          1,350,275
Chase Commercial Mortgage Securities Corp.                            7.370% due 10/19/11 (a)          1,250,000          1,257,910

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CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2005 (unaudited)

                                                                                                     Principal
                                                                                                       Amount              Value
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COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
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
GE Capital Commercial Mortgage Corp.                                  0.145% due 11/10/14 (a)       $ 40,152,216 (c)    $ 1,105,752
CS First Boston Mortgage Securities Corp.                             0.237% due 03/15/23 (a)         26,204,177 (c)      1,056,369
GE Capital Commercial Mortgage Corp.                                  0.044% due 07/10/19 (a)        107,442,392 (c)      1,049,282
CBM Funding Corp.                                                     8.645% due 02/01/08                960,000          1,024,598
CS First Boston Mortgage Securities Corp.                             3.580% due 12/15/06 (a)          1,000,000          1,000,910
CS First Boston Mortgage Securities Corp.                             4.730% due 11/15/06 (a)          1,000,000            999,996
CS First Boston Mortgage Securities Corp. & DLJ Mortgage
 Acceptance Corp.                                                     8.370% due 02/25/05 (a)(b)       2,119,052            912,930
J.P. Morgan Chase Commercial Mortgage Securities Corp.                0.264% due 06/12/24 (a)         62,160,026 (c)        769,728
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   Total Commercial Mortgage-Backed Securities
   (Cost $276,972,962)                                                                                                  293,360,089
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CORPORATE BONDS (8.65%)
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Senior Housing Properties Trust                                       7.875% due 04/15/15              3,240,000          3,547,800
K. Hovnanian Enterprises                                              8.875% due 04/01/12              2,835,000          3,146,850
Standard Pacific Corp.                                                7.750% due 03/15/13              2,500,000          2,700,000
La Quinta Inns                                                        7.330% due 04/01/08, MTN         2,345,000          2,438,894
Meritage Corp.                                                        9.750% due 06/01/11              2,150,000          2,370,375
William Carter, Series B                                              10.875% due 08/15/11             1,928,000          2,154,540
La Quinta Inns                                                        7.270% due 02/26/07, MTN         1,950,000          2,028,000
Vicar Operating, Inc.                                                 9.875% due 12/01/09              1,500,000          1,636,875
Forest City Enterprises                                               7.625% due 06/01/15              1,500,000          1,590,000
DR Structured Finance                                                 9.350% due 08/15/19              1,542,467          1,357,371
Meditrust                                                             7.000% due 08/15/07              1,230,000          1,273,050
Food Lion, Inc.                                                       8.050% due 04/15/27              1,000,000          1,182,500
La Quinta Inns                                                        8.875% due 03/15/11              1,000,000          1,100,000
Jo-Ann Stores, Inc.                                                   7.500% due 03/01/12                650,000            656,500
Standard Pacific Corp.                                                5.125% due 04/01/09                610,000            600,850
Petro Stopping Centers LP                                             9.000% due 02/15/12                500,000            520,000
Stater Brothers Holdings                                              5.990% due 06/15/10                500,000            515,000
Meditrust                                                             7.300% due 01/16/06, MTN           500,000            508,760
Standard Pacific Corp.                                                9.500% due 09/15/10                330,000            354,337
K. Hovnanian Enterprises                                              6.000% due 01/15/10 (a)            250,000            252,500
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   Total Corporate Bonds
   (Cost $30,015,614)                                                                                                    29,934,202
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UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (4.02%)
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Government National Mortgage Association                              5.945% due 01/16/47              3,214,858          3,527,930
Government National Mortgage Association                              5.128% due 01/16/45              2,184,532          2,079,572
Government National Mortgage Association                              5.504% due 09/16/44              1,963,636          2,025,768
Government National Mortgage Association                              5.481% due 03/16/46              1,606,223          1,625,046
United States Treasury Note                                           6.125% due 08/15/07              1,500,000          1,600,078
Government National Mortgage Association                              5.107% due 11/16/45              1,612,641          1,452,133
Government National Mortgage Association                              5.559% due 03/16/44              1,042,466          1,076,876
Government National Mortgage Association                              5.314% due 01/16/44                524,904            516,764
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   Total United States Government Agencies & Obligations
   (Cost $12,807,894)                                                                                                    13,904,167
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TOTAL SECURITIES (97.49%)
   (Cost $319,796,470) (d)                                                                                              337,198,458
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OTHER ASSETS, NET OF LIABILITIES (2.51%)                                                                                  8,666,718
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NET ASSETS (100.00%)                                                                                                   $ 345,865,176
====================================================================================================================================

        MTN - Medium Term Note.

(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2005 was $238,218,181 or 68.88% of net assets.
(b) Security is deemed illiquid at January 31, 2005 and has been fair valued.
(c)     Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $319,796,470. At January 31, 2005 net unrealized appreciation for all securities based on tax cost was $17,401,988. This consisted of aggregate gross unrealized appreciation for all securities of $24,066,073 and aggregate gross unrealized depreciation for all securities of $6,664,085.

Item 2. Controls and Procedures.

        (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

        (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.

By:  /s/ Daniel Heflin
     ----------------------------------------
     Daniel Heflin
     President and Chief Executive Officer

Date: March 29, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Daniel Heflin
     ----------------------------------------
     Daniel Heflin
     President and Chief Executive Officer

Date: March 29, 2005

By:  /s/ Yuriy Zubatyy
     ----------------------------------------
     Yuriy Zubatyy
     Chief Financial Officer

Date: March 29, 2005